Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Invested Assets And Net New Money Tables [Line Items]
Invested assets and net new money

Invested assets and net new money
As of or for the year ended
USD bn 31.12.24 31.12.23
Fund assets managed by UBS 639 624
Discretionary assets 2,213 1,996
Other invested assets 3,235 3,094
Total invested assets
1
6,087 5,714
of which: double counts 503 461
Net new money
1,2
52 80
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.

2 Includes double counts.

Development of invested assets

Development of invested assets
USD bn 2024 2023
Total invested assets at the beginning of the year
1,2
5,714 3,981
Net new money 52 80
Market movements
3
542 428
Foreign currency translation (155) 91
Other effects (67) 1,134
of which: acquisitions / (divestments) (6) 1,180
of which: the acquisition of the Credit Suisse Group 1,205
Total invested assets at the end of the year
1,2
6,087 5,714
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.

2 Includes double counts.

3 Includes interest and dividend income.